Segment information (Tables)	12 Months Ended
Dec. 31, 2021
Segment information
Schedule of revenue from contract with customer and other income by nature

	2021	2020	2019
Collaborative research funding	2,916,308	3,612,819	2,762,830
Grants earned	218,330	244,298	49,405
Other service income	18,667	22,026	21,430
Total	3,153,305	3,879,143	2,833,665

Schedule of revenue from contract with customer and other income by major counterparties

	2021	2020	2019
Indivior PLC	2,916,308	3,612,819	2,762,830
Eurostars/Innosuisse	218,330	244,298	49,405
Other counterparties	18,667	22,026	21,430
Total	3,153,305	3,879,143	2,833,665

Schedule of geographical areas

The geographical allocation of long-lived assets is detailed as follows:

	December 31,	December 31,
	2021	2020
Switzerland	596,098	665,012
United States of America	3,536	26,847
France	374	389
Total	600,008	692,248

The geographical analysis of operating costs is as follows:

	2021	2020	2019
Switzerland	18,619,123	16,050,488	17,409,808
United States of America	33,016	64,922	21,214
France	7,083	7,007	6,800
Total operating costs (note 17)	18,659,222	16,122,417	17,437,822